RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Related Party Transactions with Oniva
	2021	2020	2019
Salaries and benefits	$766	$636	$665
Office and miscellaneous	403	290	322
Exploration and evaluation assets	-	-	206
	$1,169	$926	$1,193

Schedule of Related Party Transactions and Balances
	2021	2020	2019
Salaries, benefits, and consulting fees	$1,021	$757	$723
Share-based payments	1,188	1,468	659
	$2,209	$2,225	$1,382

Schedule of Due to Related Parties
	December 31, 2021	December 31, 2020
Oniva International Services Corp.	$107	$106
Directors	56	48
	$163	$154